UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Abrams Bison Partners, L.P.
Address:  4800 Hampden Lane, Suite 1050
          Bethesda, MD 20814


13F File Number:  028-11159

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gavin M. Abrams
Title:  Managing Member
Phone:  (301) 664-8900


Signature, Place and Date of Signing:

   /s/ Gavin M. Abrams            Bethesda, Maryland            May 17, 2010
-------------------------     --------------------------     ------------------
       [Signature]                  [City, State]                  [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number            Name
--------------------            ------------------------------------
  028-11161                       Abrams Bison Investments, L.L.C.

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        None

Form 13F Information Table Entry Total:      0

Form 13F Information Table Value Total:     $0
                                        (thousands)


List of Other Included Managers:   NONE





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